Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 4,555,000	$ 9,593,200
Investments available-for-sale	107,200
Gold inventories	12,974,500	11,228,600
Prepaids and other current assets	2,209,100	1,611,800
Total current assets	19,845,800	22,433,600
Non-current assets
Property, plant, mine development and mineral interests, net	53,973,200	50,236,100
Restricted cash	5,091,200	5,064,500
Production stripping costs, net	5,460,400	4,493,200
Other non-current assets	22,800	22,700
Future income tax assets	956,000	956,000
Total assets	85,349,400	83,206,100
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	4,982,200	2,352,400
Derivative liabilities	2,752,100	2,531,600
Asset retirement obligations	691,700	647,900
Notes payable	838,800	2,834,100
Gold bonds, net of discount	3,182,200	3,078,100
Capital lease obligations	472,200	247,700
Other current liabilities	495,700	569,500
Total current liabilities	13,414,900	12,261,300
Non-current liabilities
Notes payable	2,004,000	2,406,600
Gold bonds, net of discount	5,164,000	6,781,000
Capital leases obligations	1,552,600	649,200
Asset retirement obligations	3,917,900	3,971,400
Total liabilities	26,053,400	26,069,500
Shareholders' equity
Share capital (no par value) unlimited shares authorized; issued and outstanding: 101,002,468 at June 30, 2011, 99,002,468 at December 31, 2010	92,002,700	90,977,700
Contributed surplus	4,511,600	4,361,200
Deficit	(37,115,600)	(38,112,600)
Accumulated other comprehensive (loss) gain	(102,700)	(89,700)
Total shareholders' equity	59,296,000	57,136,600
Total liabilities and shareholders' equity	$ 85,349,400	$ 83,206,100